Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable preferred shares
16. Redeemable preferred shares
In September 2014, the Group issued 204,022,000 Series A Redeemable Preferred Shares (“Series A Redeemable Preferred Shares”) for an aggregate consideration of RMB39,404,003. Also, the Group upgraded 87,935,500 shares to Series A Redeemable preferred shares when these shares were transferred from Series
Pre-A
shareholders to Series A shareholders.
In March 2016, the Group issued 185,512,580 Series B Redeemable Preferred Shares (“Series B Redeemable Preferred Shares”) for an aggregate consideration of RMB200,000.
In July 2016, the Group issued 43,937,180 Series B+ Redeemable preferred shares (“Series B+ Redeemable Preferred Shares”) for an aggregate consideration of RMB62,500.
During the year ended December 31, 2018, 16,574,460 Redeemable Preferred Shares (“Series B++ Redeemable Preferred Shares) were converted from the convertible bond with the principal amount of RMB24,520 and interest amount of RMB907.

The Group’s redeemable preferred shares activities for the years ended December 31, 2020, 2021 and 2022 are summarized below:

	Series A Shares		Series B Shares		Series B+ Shares		Series B++ Shares
	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)	Number of Shares	Amount (RMB)
Balances as of January 1, 2020	204,022,000	84,072	185,512,580	261,272	43,937,180	81,654	16,574,460	27,629
Redeemable Preferred Shares redemption value accretion	—	788	—	2,634	—	701	—	151
Conversion and re-designation of preferred shares into Class A common shares	(204,022,000)	(84,860)	(185,512,580)	(263,906)	(43,937,180)	(82,355)	(16,574,460)	(27,780)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—

Balances as of December 31, 2021	—	—	—	—	—	—	—	—

Balances as of December 31, 2022	—	—	—	—	—	—	—	—

The redeemable preferred shares issued by the Company carry the following rights:
Voting right and board seats
The Redeemable Preferred Shareholders shall have the right to one vote for each Redeemable Preferred Share, the same as common shareholders.
The Redeemable Preferred Shareholders are entitled to appoint a total of three directors of the Board. To constitute a quorum for the meeting of the Board, it must include the three directors appointed by Redeemable Preferred Shareholders or their entrusted proxies.

Redemption
Redemption Condition for Redeemable Preferred Shares:
The Redeemable Preferred Shares are redeemable in the event of the Company fails to complete a qualified IPO before December 31, 2020.
The redemption price of the investor of Series B+ and Series B is the investment amount of the investors plus the annual rate of return on compound interest of 8% per annum. The redemption price of the investor of Series A and Series B++ is the investment amount of the investors plus the internal rate of return of compound interest of 10% per annum.
The Group accretes changes in the redemption value over the period from the date of issuance of the Redeemable Preferred Shares to their respective earliest redemption date using the contractual interest rate. Changes in the redemption value are considered to be changes in accounting estimates. The accretion will be recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.
Dividends Rights
The Redeemable Preferred Shareholders shall be entitled to receive dividend according to their actual investment ratio, the same as common shareholders.
As explained in note 15, all the redeemable preferred shares conversed into Class A common shares on a one-for-one
basis upon the completion of IPO.